Intangible Assets, Net - Schedule of Intangible Assets, Net (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Patents	$ 585,589	$ 578,326	$ 493,027
Less accumulated amortization	(311,540)	(292,512)	(263,843)
Patents, Total	274,049	285,814	229,184
Patents pending	155,811	148,720	197,426
Total intangible assets, net	$ 429,860	$ 434,534	$ 426,610